Leases - Additional Information (Detail) $ in Thousands	Sep. 28, 2019 USD ($) Store Warehouse	Dec. 29, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Number of finance leases	1
ROU asset	$ 680,178
Operating lease liability	754,307
Total undiscounted future lease payments for store leases that have been executed but not yet taken possession	$ 217,200
Period of undiscounted future lease payments for store leases that have been executed but not yet taken possession	15 years
Number of stores | Store	337
Lease life	15 years
Future minimum rental receipts of subleases	$ 3,500	$ 3,600
Minimum
Lessee, Lease, Description [Line Items]
Extension term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Extension term	5 years
Related Parties
Lessee, Lease, Description [Line Items]
Number of warehouse location | Warehouse	1
ROU asset	$ 44,900
Operating lease liability	$ 49,300
Number of executed store leases not yet taken possession	36
Number of stores | Store	16